Revenue from services - Summary of Revenue From Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	$ 264,061	$ 239,595	$ 118,811
Taxes on revenue	(5,184)	(4,080)	(3,794)
Revenue from services	258,877	235,515	115,017
Brazil
Disclosure Of Revenue From Services [Line Items]
Revenue from services	40,165	25,725	28,452
British Virgin Islands
Disclosure Of Revenue From Services [Line Items]
Revenue from services	3,122	2,311	0
Cayman Islands
Disclosure Of Revenue From Services [Line Items]
Revenue from services	160,226	200,695	86,565
Chile
Disclosure Of Revenue From Services [Line Items]
Revenue from services	52,074	5,215	0
United States of America
Disclosure Of Revenue From Services [Line Items]
Revenue from services	3,290	1,569	0
Management Fees, Fund Fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	223,485	144,654	112,870
Taxes on revenue	(3,957)	(3,910)	(3,794)
Incentive Fees, Fund Fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	6,070	4,915	3,450
Performance Fees, Fund Fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	30,350	89,295	0
Taxes on revenue	(1,227)	(170)	0
Performance Fees, Fund Fees | PBPE Fund III
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	30,400
Performance Fees, Fund Fees | PBPE Fund III (Ontario), L.P. (d)
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services		89,300
Fund Fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	259,905	238,864	116,320
Advisory and Other Ancillary Fees
Disclosure Of Revenue From Services [Line Items]
Total gross revenue from services	$ 4,156	$ 731	$ 2,491